Income taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Components of income tax (benefit) expense from continuing operations

Income tax (benefit) expense from continuing operations consists of the following for the years ended December 31:

	2016	2015	2014
Current income taxes
Federal	$(10)	$(21)	$(22)
State	(92)	195	574

Total current income taxes	(102)	174	552
Deferred income taxes
Federal	—	(161,879)	115,699
State	—	(15,514)	8,192

Total deferred income taxes	—	(177,393)	123,891

Income tax (benefit) expense	$(102)	$(177,219)	$124,443

Income tax rate reconciliation

A reconciliation of the U.S. federal statutory income tax rate to the effective tax rate is as follows for the years ended December 31:

	2016	2015	2014
Federal statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	4.1%	3.1%	2.6%
Statutory depletion	—	—	(0.2)%
Valuation allowance	(39.0)%	(26.5)%	—
Other, net	(0.1)%	0.1%	(0.1)%

Effective tax rate	—	11.7%	37.3%

Components of deferred tax assets and liabilities

Components of the deferred tax assets and liabilities are as follows at December 31:

	2016	2015
Deferred tax assets related to
Asset retirement obligations	$15,825	$14,669
Accrued expenses, allowance and other	31,711	11,564
Property and equipment	241,126	259,096
Inventories	—	372
Derivative instruments	7,048	—
Net operating loss carryforwards
Federal	241,109	154,265
State	33,605	21,466
Statutory depletion carryforwards	4,158	3,962
Alternative minimum tax credit carryforwards	308	308

	574,890	465,702
Less valuation allowance	(574,338)	(411,147)

Deferred tax asset	552	54,555
Deferred tax liabilities related to
Derivative instruments	—	(54,555)
Inventories	(552)	—

Deferred tax liability	(552)	(54,555)

Net deferred tax liability	$—	$—